INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Investments Tables Abstract
Stock equity investments

	September 30, 2018	March 31, 2018
(A) Cannabi-Tech Ltd.	$68,537	$68,237
(B) Hightimes Holdings Corp.	654,763	250,000
(C) Precision Cultivation Systems, LLC	50,000	50,000
(D) Bailey Venture Partners XII LLC (JUUL)	100,000	100,000
	$873,300	$468,537

	March 31, 2018	March 31, 2017
(A) Cannabi-Tech Ltd.	$68,537	$50,000
(B) Hightimes Holdings Corp.	250,000	250,000
(C) Precision Cultivation Systems, LLC	50,000	-
(D) Bailey Venture Partners XII LLC	100,000	-
	$468,537	$300,000